Securities (Tables)	12 Months Ended
Sep. 30, 2014
Securities [Abstract]
Available-for-Sale Securities [Table Text Block]

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
September 30, 2014	Cost	Gains	Losses	Value
	(In thousands)
U.S. Government Agencies:
Due within five years	$4,997	$—	$30	$4,967
Due after five but within ten years	9,995	—	241	9,754
Due after ten years but within fifteen years	5,000	—	148	4,852
Corporate bonds due after five years but within ten years	4,364	53	-	4,417
Municipal bonds:
Due within five years	1,281	17	-	1,298
Due after five years but within ten years	2,436	58	3	2,491
Mortgage-backed securities	11,492	178	84	11,586
	$39,565	$306	$506	$39,365

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
September 30, 2013	Cost	Gains	Losses	Value
	(In thousands)
U.S. Government Agencies:
Due after five but within ten years	$14,990	$—	$760	$14,230
Due after ten years but within fifteen years	5,000	—	404	4,596
Corporate bonds due after five years but within ten years	4,384	—	78	4,306
Municipal bonds:
Due within five years	988	—	8	980
Due after five years but within ten years	2,753	32	38	2,747
Mortgage-backed securities	13,497	203	139	13,561
	$41,612	$235	$1,427	$40,420

Age of Unrealized Losses and Fair Value of Available-for-Sale Securities [Table Text Block]

	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
September 30, 2014	Value	Losses	Value	Losses	Value	Losses
	(In thousands)
U.S. Government Agencies	$—	$—	$19,573	$419	$19,573	$419
Municipal bonds	—	—	1,324	3	1,324	3
Mortgage-backed securities	—	—	3,743	84	3,743	84
	$—	$—	$24,640	$506	$24,640	$506

	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
September 30, 2013	Value	Losses	Value	Losses	Value	Losses
	(In thousands)
U.S. Government Agencies	$18,826	$1,164	$—	$—	$18,826	$1,164
Corporate bonds	4,306	78			4,306	78
Municipal bonds	2,625	46			2,625	46
Mortgage-backed securities	4,353	139	—	—	4,353	139
	$30,110	$1,427	$—	$—	$30,110	$1,427